Acquisition of Navios Containers (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)
Business Acquisition [Line Items]
Effective Date of Arrangements					Mar. 31, 2021
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 0	$ 44,053	$ 0		$ 44,053	$ 0
Equity Method Investment, Ownership Percentage		35.70%
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount		$ 75,387
Net income	99,913	136,679	(14,641)	$ (10,724)
Income (Loss) from Equity Method Investments	0		(710)		80,839	968
Business Acquisition, Transaction Costs		188
Business Acquisition, Pro Forma Revenue					260,725	162,090
Business Acquisition, Pro Forma Net Income (Loss)					$ 113,795	$ 53,393
Limited Partner [Member]
Business Acquisition [Line Items]
Net income	$ 97,914	133,946	$ (14,348)	$ (10,511)
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 191,624
Partners' Capital Account, Units, Acquisitions | shares		8,133,452
Navios Containers [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	100.00%		33.50%		100.00%	33.50%
Income (Loss) from Equity Method Investments					$ 80,839	$ 968
Limited Partner [Member] | Navios Containers [Member]
Business Acquisition [Line Items]
Shares conversion rate					0.39
Partners' Capital Account, Units, Acquisitions | shares					8,133,452
Navios Containers [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement					Dec. 31, 2020
Business Acquisition, Name of Acquired Entity					Navios Containers
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		$ 342,674
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination		298,621
Business Combination, Bargain Purchase, Gain Recognized, Amount		44,053
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value		106,997
Net income		$ 5,452
Business Acquisition, Percentage of Voting Interests Acquired		64.30%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 191,624
Navios Containers [Member] | Limited Partner [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price | $ / shares		$ 23.56